UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Shares [Member]	Common Shares [Member] Preferred B Shares [Member]	Preferred Shares [Member] Preferred B Shares [Member]	Par Value of Shares Issued [Member]	Additional Paid-in Capital [Member]	Due from Shareholders [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021				$ 94,622	$ 303,658,153	$ 0	$ 39,181,595	$ 342,934,370
Balance (in shares) at Dec. 31, 2021	94,610,088		12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income				0	0		47,729,784	47,729,784
Balance at Jun. 30, 2022				94,622	303,658,153	0	86,911,379	390,664,154
Balance (in shares) at Jun. 30, 2022	94,610,088		12,000
Balance at Dec. 31, 2022				94,622	303,658,153	0	157,742,285	461,495,060
Balance (in shares) at Dec. 31, 2022	94,610,088		12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Distribution of net assets of Toro Corp. to shareholders (Note 1)					(37,919,432)	0	0	(37,919,432)
Issuance of common stock pursuant to the ATM Program (Note 10)				1,880	696,683	(38,475)	0	660,088
Issuance of common stock pursuant to the ATM Program (Note 10) (in shares)	1,879,888	0
Net income				0	0		19,016,085	19,016,085
Balance at Jun. 30, 2023				$ 96,502	$ 266,435,404	$ (38,475)	$ 176,758,370	$ 443,251,801
Balance (in shares) at Jun. 30, 2023	96,489,976		12,000